Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)
Common stocks

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2021, 2022 and 2023 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received or Paid and Carrying Amount of the Subsidiaries’ Net Assets during Actual Disposal or Acquisition	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2021	$126,045	$—	$2,089	$987	$21	$20,648	$149,790
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	1	—	—	—	—	1
Share-based payment transactions of subsidiaries	—	—	17	—	—	—	17
Balance on December 31, 2021	$126,045	$1	$2,106	$987	$23	$20,648	$149,810

Balance on January 1, 2022	$126,045	$1	$2,106	$987	$23	$20,648	$149,810
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	5	—	—	—	5
Share-based payment transactions of subsidiaries	—	—	27	—	—	—	27
Balance on December 31, 2022	$126,045	$1	$2,138	$987	$25	$20,648	$149,844

Balance on January 1, 2023	$126,045	$1	$2,138	$987	$25	$20,648	$149,844
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(26)	—	—	—	—	(26)
Actual acquisition of interests in subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	8	—	—	—	8
Balance on December 31, 2023	$126,045	$(25)	$2,146	$987	$27	$20,648	$149,828

Appropriations of Earnings

The appropriations of the 2021 and 2022 earnings of Chunghwa approved by the stockholders in their meetings on May 27, 2022 and May 26, 2023, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2021	For Fiscal Year 2022	For Fiscal Year 2021	For Fiscal Year 2022
Provision for (reversal of) special reserve	$408	$(185)
Cash dividends	35,746	36,476	$4.608	$4.702

The appropriations of earnings for 2023 had been proposed by Chunghwa’s Board of Directors on February 23, 2024. The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Reversal of special reserve	$(223)
Cash dividends	36,910	$4.758

Noncontrolling Interests
e.
Noncontrolling interests

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$11,158	$11,747	$12,408
Attributable to noncontrolling interests
Net income for the year	1,431	1,511	1,103
Exchange differences arising from the translation of the foreign operations	—	21	2
Unrealized gain or loss on financial assets at FVOCI	2	(25)	(22)
Remeasurements of defined benefit pension plans	(5)	24	12
Income tax relating to remeasurements of defined benefit pension plans	1	(5)	(2)
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	—	5	(21)
Cash dividends distributed by subsidiaries	(896)	(1,053)	(1,092)
Actual acquisition of interests in subsidiaries	—	—	—
Share-based payment transactions of subsidiaries	56	62	25
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	10	—
Net increase in noncontrolling interests	—	111	19
Ending balance	$11,747	$12,408	$12,432

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
2)
Unrealized gain or loss on financial assets at FVOCI

	Year Ended December 31
	2021	2022	2023
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$1,240	$(8)	$(125)
Unrealized gain or loss for the year
Equity instruments	(1,188)	(111)	641
Share of loss of associates and joint ventures accounted for using equity method	—	(6)	5
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	(60)	—	—
Ending balance	$(8)	$(125)	$521